Related Parties Transactions - Summary of Lease Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of transactions between related parties [Line Items]
Lease liabilities - current	$ 3,339	$ 109	$ 3,211
Lease liabilities - noncurrent	7,334	$ 239	7,062
Lease liabilities	10,673		10,273
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of transactions between related parties [Line Items]
Lease liabilities - current	194		173
Lease liabilities - noncurrent	1,761		1,741
Lease liabilities	$ 1,955		$ 1,914